650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

January 3, 2014

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Box, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit the Company’s draft Registration Statement on Form S-1 pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission (the “Commission”). The Company is an “emerging growth company” within the meaning of the JOBS Act.

Please direct all notices and communications with respect to this confidential submission to the following:

Box, Inc.

Attention: Peter McGoff

4440 El Camino Real

Los Altos, California 94022

Telephone: (877) 729-4269

With a copy to:

Wilson Sonsini Goodrich & Rosati, P.C.

Attention: Jon C. Avina, Esq.

650 Page Mill Road

Palo Alto, California 94304

Phone: (650) 493-9300

Should you have any questions on this submission, please do not hesitate to contact me at (650) 565-3969.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Jon C. Avina

Jon C. Avina

cc:	Peter McGoff, Box, Inc.
Aaron Levie, Box, Inc.
Dylan Smith, Box, Inc.
Dan Levin, Box, Inc.
Jose Macias, Wilson Sonsini Goodrich & Rosati, P.C.

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